INCOME TAXES - Deferred Tax Asset Recognized Relates to Temporary Differences (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	$ 531	$ 20
Non-capital loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	7	18
Investments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	404	0
Future Policy Benefits [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	107	0
Participating policyholder liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	55	0
Deferred acquisition costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	(41)	0
Tax credit carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	4	2
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	$ (5)	$ 0